UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21763

Name of Fund:  U.S. Mortgage Portfolio of
               Managed Account Series

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, U.S. Mortgage Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


U.S. Mortgage Portfolio of Managed Account Series

Schedule of Investments as of January 31, 2007

                                                               Face         Interest           Maturity
Issue                                                         Amount          Rate             Date(s)                  Value
U.S. Government Agency Mortgage-Backed Securities** - 101.5%

Fannie Mae Guaranteed Pass-Through Certificates           $   2,290,210      4.50 %   7/01/2020 - 2/15/2037 (a)    $    2,134,827
                                                              7,819,581      5.00     5/01/2019 - 2/15/2037 (a)         7,546,478
                                                             43,059,136      5.50     11/01/2019 - 2/15/2037 (a)       42,398,901
                                                             17,842,666      6.00     1/01/2016 - 2/15/2037 (a)        17,909,175
                                                              1,000,000      6.50           2/15/2037 (a)               1,016,562

Freddie Mac Mortgage Participation Certificates               7,222,980      5.00     9/01/2035 - 2/15/2037 (a)         6,937,959
                                                             16,979,268      5.50     1/01/2036 - 2/15/2037 (a)        16,709,796
                                                              4,000,000      6.00     2/15/2022 - 2/15/2037 (a)         4,012,779
                                                              2,327,176      6.50             8/01/2036                 2,365,944

Ginnie Mae MBS Certificates                                   2,731,594      5.00       10/15/2035 - 2/15/2036          2,637,951
                                                              7,424,457      6.00     2/20/2007 - 11/15/2034 (a)        7,480,988
                                                              1,778,265      6.50       1/15/2032 - 6/15/2035           1,823,197

Total U.S. Government Agency Mortgage-Backed Securities (Cost - $113,416,609) - 101.5 %                               112,974,557


U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations** - 8.9%

Fannie Mae Trust Series 370 Class 2                           1,306,832      6.00           5/25/2036 (g)                 287,383

Fannie Mae Trust Series 2005-16 Class LE                        730,000      5.50             7/25/2033                   720,961

Freddie Mac Multi-class Certificates Series 2411 Class FJ        48,419      5.67           12/15/2029 (b)                 48,593

Freddie Mac Multi-class Certificates Series 2672 Class NH     1,960,000      4.00             9/15/2018                 1,771,788

Freddie Mac Multi-class Certificates Series 2783 Class AY       770,000      4.00             4/15/2019                   687,269

Freddie Mac Multi-class Certificates Series 2835 Class NG       360,000      5.50             7/15/2033                   356,351

Freddie Mac Multi-class Certificates Series 2882 Class UW       680,000      4.50             11/15/2019                  627,966

Freddie Mac Multi-class Certificates Series 2950 Class OP       500,000      5.50             10/15/2033                  493,210

Freddie Mac Multi-class Certificates Series 2968 Class PE       350,000      5.50             7/15/2033                   343,999

Freddie Mac Multi-class Certificates Series 2971 Class GD       950,000      5.00             5/15/2020                   914,030

Freddie Mac Multi-class Certificates Series 2978 Class JE       300,000      5.50             5/15/2035                   296,115

Freddie Mac Multi-class Certificates Series 3059 Class PD       590,000      5.50             4/15/2034                   582,261

Freddie Mac Multi-class Certificates Series 3063 Class YE       840,000      5.50             10/15/2034                  829,430

Freddie Mac Multi-class Certificates Series 3070 Class MG       540,000      5.50             4/15/2034                   533,154

Freddie Mac Multi-class Certificates Series 3242 Class NC     1,452,580      5.75             12/15/2028                1,461,047

Total U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations
(Cost - $10,005,867) - 8.9%                                                                                             9,953,557


U.S. Government Obligations - 8.6%

U.S. Treasury Notes                                           4,050,000      4.50             9/30/2011                 3,994,944
                                                              3,100,000      4.50             11/30/2011                3,057,133
                                                              2,500,000      4.875            8/15/2016                 2,507,422

Total U.S. Government Obligations (Cost - $9,616,665) - 8.6%                                                            9,559,499



                                 Face
                               Amount    Issue
Asset-Backed Securities** - 5.5%

                           $  355,000    American Express Credit Account Master Trust Series 2002-3 Class A, 5.43%
                                         due 12/15/2009 (b)(f)                                                            355,131
                               67,758    Capital Auto Receivables Asset Trust Series 2005-1 Class A3, 5.38%
                                         due 4/15/2008 (b)                                                                 67,760
                              390,000    Capital One Master Trust Series 2001-1 Class A, 5.52% due 12/15/2010 (b)         391,117
                              218,446    Centex Home Equity Series 2004-D Class AV2, 5.66% due 9/25/2034 (b)              218,594
                               75,000    Citibank Credit Card Master Trust I Series 1997-4 Class B, 5.68%
                                         due 3/10/2011 (b)                                                                 75,343
                              233,970    Citigroup Mortgage Loan Trust, Inc. Series 2005-Opt1 Class A1B, 5.53%
                                         due 2/25/2035 (b)                                                                234,055
                              246,605    Collegiate Funding Services Education Loan Trust I Series 2005-A Class A1,
                                         5.383% due 9/29/2014 (b)                                                         246,227
                              250,869    Countrywide Asset Backed Certificates Series 2004-6 Class 2A4, 5.77% due
                                         11/25/2034 (b)                                                                   251,703
                              325,000    Discover Card Master Trust I Series 2003-4 Class A1, 5.43% due 5/15/2011 (b)     325,730
                              350,000    Discover Card Master Trust I Series 2004-1 Class A, 5.35% due 4/16/2010 (b)      348,985
                              750,000    Ford Credit Floorplan Master Owner Trust Series 2004-1 Class A, 5.36%
                                         due 7/15/2009 (b)                                                                749,827
                              207,346    GE Commercial Equipment Financing LLC Series 2004-1 Class A3, 5.34% due
                                         10/20/2008 (b)                                                                   207,359
                              500,000    GE Dealer Floorplan Master Note Trust Series 2005-1 Class A, 5.36% due
                                         4/20/2010 (b)                                                                    500,237
                              500,000    Gracechurch Card Funding Plc Series 6 Class A, 5.38% due 2/17/2009 (b)           500,000
                              236,638    Irwin Home Equity Series 2005-C Class 1A1, 5.58% due 4/25/2030 (b)               236,708
                              600,000    Metris Master Trust Series 2004-1 Class A, 5.60% due 4/20/2011 (b)               600,352
                               41,649    Morgan Stanley ABS Capital I, Inc. Series 2005-NC1 Class A2B, 5.53%
                                         due 1/25/2035 (b)                                                                 41,653
                               73,166    Residential Asset Securities Corp. Series 2004-KS7 Class A2B2, 5.59%
                                         due 5/25/2033 (b)                                                                 73,253
                              262,165    Residential Asset Securities Corp. Series 2004-KS12 Class AI2, 5.55%
                                         due 1/25/2035 (b)                                                                262,320
                              346,445    Structured Asset Investment Loan Trust Series 2005-10 Class A3, 5.41%
                                         due 12/25/2035 (b)                                                               346,493
                               66,961    Wells Fargo Home Equity Trust Series 2004-2 Class A32, 5.66% due
                                         2/25/2032 (b)                                                                     67,001

Total Asset-Backed Securities (Cost - $6,244,642) - 5.5%                                                                6,099,848


Non-Government Agency Mortgage-Backed Securities** - 7.9%

Collateralized Mortgage       283,225    Banc of America Mortgage Securities Series 2003-3 Class 2A1, 5.87%
Obligations- 5.5%                        due 5/25/2018 (b)                                                                284,741
                              439,268    Banc of America Mortgage Securities Series 2003-10 Class 1A6, 5.77%
                                         due 1/25/2034 (b)                                                                441,169
                            1,447,475    Countrywide Alternative Loan Trust Series 2006-41CB Class 2A17, 6%
                                         due 1/25/2037 (a)                                                              1,429,259
                              788,970    Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-J2
                                         Class A2, 5.82% due 3/25/2034 (b)                                                791,270
                              330,054    First Horizon Mortgage Pass-Through Trust Series 2003-4 Class 2A2,
                                         5.77% due 6/25/2018 (b)                                                          331,868
                            1,867,752    JPMorgan Mortgage Trust Series 2005-A2 Class 4A1, 5.21% due
                                         4/25/2035 (b)                                                                  1,821,143
                              379,931    Opteum Mortgage Acceptance Corp. Series 2005-4 Class 1A1A, 5.49%
                                         due 11/25/2035 (b)                                                               380,042
                              720,049    Residential Accredit Loans, Inc. Series 2005-QS12 Class A8, 5.68%
                                         due 8/25/2035 (b)                                                                719,879

Commercial Mortgage-Backed  1,855,637    Greenwich Capital Commercial Funding Corp. Series 2005-FL3A Class A2,
Securities - 2.4%                        5.52% due 10/05/2020 (b)(d)                                                    1,855,637
                              549,607    Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2006-CCL
                                         Class A1, 5.49% due 1/15/2021 (b)                                                549,605
                              236,925    Morgan Stanley Capital I Series 2005-XLF Class A1, 5.43% due
                                         8/15/2019 (b)(d)                                                                 236,946

Total Non-Government Agency Mortgage-Backed Securities (Cost - $8,739,923) - 7.9%                                       8,841,559



Short-Term Securities - 3.2%

                           Beneficial
                             Interest
                          $ 3,539,666    BlackRock Liquidity Series, LLC Cash Sweep Series, 5.29% (c)(e)                3,539,666

                                         Total Short-Term Securities (Cost - $3,539,666) - 3.2%                         3,539,666

                                         Total Investments  (Cost - $151,563,372*) - 135.6%                           150,968,686
                                         Liabilities in Excess of Other Assets - (35.6%)                             (39,612,836)
                                                                                                                   --------------
                                         Net Assets - 100.0%                                                       $  111,355,850
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                             $        151,563,372
                                               ====================
    Gross unrealized appreciation              $            788,313
    Gross unrealized depreciation                       (1,382,999)
                                               --------------------
    Net unrealized depreciation                $          (594,686)
                                               ====================


** Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.

(a) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing and/or selling securities for which all specific information is not available at this time.

(b) Floating rate security.

(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                Net              Interest
    Affiliate                                 Activity            Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                   $   3,300,653       $   241,237


(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) Represents the current yield as of January 31, 2007.

(f) All or a portion of security held as collateral in connection with open financial futures contracts.

(g) Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

o   Financial futures contracts sold as of January 31, 2007 were as follows:


    Number of                       Expiration        Face        Unrealized
    Contracts      Issue               Date          Value       Appreciation

      245       5-Year U.S.
               Treasury Bond        March 2007   $  25,859,462   $   249,306
      326      10-Year U.S.
               Treasury Bond        March 2007   $  34,881,248        80,748
                                                                 -----------
    Total Unrealized Appreciation - Net                          $   330,054
                                                                 ===========


o   Swap contracts outstanding as of January 31, 2007 were as follows:

                                                                  Unrealized
                                                  Notional       Appreciation
                                                   Amount       (Depreciation)

    Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS AAA 8.5+ Index and receive a floating rate based on the spread plus .20%

    Broker, Deutsche Bank AG
    Expires April 2007                          $   2,325,000              -

    Receive (pay) a variable return based on the change in the spread return of the Bank of America CMBS AAA 10 year Index and receive a floating rate based on the spread plus .20%

    Broker, Deutsche Bank AG
    Expires April 2007                          $   2,325,000              -

    Receive a fixed rate of 5.35089% and pay a floating rate based on 3-month LIBOR

    Broker, Deutsche Bank AG
    Expires January 2009                        $  67,500,000    $    72,892

    Receive a fixed rate of 4.845% and pay
    a floating rate based on 3-month LIBOR

    Broker, Deutsche Bank AG
    Expires December 2010                       $  11,700,000      (161,692)

    Receive a fixed rate of 5.234% and pay
    a floating rate based on 3-month LIBOR

    Broker, Citibank N.A.
    Expires October 2011                        $   9,500,000         16,395

    Receive a fixed rate of 4.97501% and pay a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase
    Expires November 2011                       $  15,000,000      (177,352)

    Pay a fixed rate of 5.0625% and receive
    a floating rate based on 3-month LIBOR

    Broker, UBS Warburg
    Expires November 2011                       $   9,400,000         76,276

    Receive a fixed rate of 4.95% and pay
    a floating rate based on 3-month LIBOR

    Broker, Citibank N.A.
    Expires December 2011                       $   6,400,000       (83,061)

    Pay a fixed rate of 4.985% and receive
    a floating rate based on 3-month LIBOR

    Broker, Citibank N.A.
    Expires December 2011                       $  19,200,000        221,610

    Receive a fixed rate of 4.9125% and pay
    a floating rate based on 3-month LIBOR

    Broker, Deutsche Bank AG
    Expires December 2011                       $   5,100,000       (74,459)

    Receive a fixed rate of 5.1646% and pay
    a floating rate based on 3 month LIBOR

    Broker, Morgan Stanley Capital Services Inc.
    Expires January 2012                        $   6,900,000       (27,819)

    Pay a fixed rate of 5.41389% and receive a floating rate based on 3-month LIBOR

    Broker, Deutsche Bank AG
    Expires January 2017                        $  14,900,000         76,751
                                                                 -----------
    Total                                                        $  (60,459)
                                                                 ===========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


U.S. Mortgage Portfolio of Managed Account Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       U.S. Mortgage Portfolio of Managed Account Series


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       U.S. Mortgage Portfolio of Managed Account Series


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       U.S. Mortgage Portfolio of Managed Account Series


Date:  March 26, 2007